Label	Element	Value
EMERGING MARKETS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

December 7, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

Emerging Markets Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Portfolio—Principal Investment Strategies":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

Please retain this supplement for future reference.